Prepayments	12 Months Ended
Dec. 31, 2018
Prepayments [abstract]
Prepayments
12	Prepayments

Prepayments mainly include advance payment made to suppliers for the purchase of goods. Such amounts as at 31 December 2018, 31 December 2017 were US$1,834,000 and US$2,034,000 respectively.